Other provisions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee -related provisions £m	Other provisions £m	Total £m
At 1 January 2018	186	504	304	271	1,265
Exchange adjustments	13	17	9	5	44
Charge for the year	119	450	105	50	724
Reversed unused	(2)	(99)	(25)	(46)	(172)
Unwinding of discount	2	4	0	9	15
Utilised	(98)	(226)	(41)	(79)	(444)
Reclassifications and other movements	(1)	12	(2)	3	12
Transfer to Pension obligations	0	(21)	0	0	(21)

At 31 December 2018	219	641	350	213	1,423

To be settled within one year	156	362	145	69	732
To be settled after one year	63	279	205	144	691

At 31 December 2018	219	641	350	213	1,423